Business Segment Information	12 Months Ended
Dec. 31, 2014
Business Segment Information [Abstract]
Business Segment Information

Note 21 – Business Segment Information

FHN has four business segments: regional banking, capital markets, corporate, and non-strategic. The regional banking segment offers financial products and services, including traditional lending and deposit taking, to retail and commercial customers largely in Tennessee and other selected markets. Regional banking provides investments, financial planning, trust services and asset management, credit card, and cash management. Additionally, the regional banking segment includes correspondent banking which provides credit, depository, and other banking related services to other financial institutions nationally. The capital markets segment consists of fixed income sales, trading, and strategies for institutional clients in the U.S. and abroad, as well as loan sales, portfolio advisory, and derivative sales. The corporate segment consists of gains/(losses) on the extinguishment of debt, unallocated corporate expenses, expense on subordinated debt issuances, bank-owned life insurance, unallocated interest income associated with excess equity, net impact of raising incremental capital, revenue and expense associated with deferred compensation plans, funds management, tax credit investment activities, acquisition-related costs, and various charges related to restructuring, repositioning, and efficiency initiatives. The non-strategic segment consists of the wind-down national consumer lending activities, legacy mortgage banking elements including servicing fees (in periods subsequent to first quarter 2014 these amounts are significantly lower), and the associated ancillary revenues and expenses related to these businesses. Non-strategic also includes the wind-down trust preferred loan portfolio and exited businesses along with the associated restructuring, repositioning, and efficiency charges.

Periodically, FHN adapts its segments to reflect managerial or strategic changes. FHN may also modify its methodology of allocating expenses and equity among segments which could change historical segment results. Total revenue, expense, and asset levels reflect those which are specifically identifiable or which are allocated based on an internal allocation method. Because the allocations are based on internally developed assignments and allocations, they are to an extent subjective. Generally, all assignments and allocations have been consistently applied for all periods presented. The following table reflects the amounts of consolidated revenue, expense, tax, and assets for each segment for the years ended December 31:

(Dollars in thousands)		2014	2013	2012
Consolidated	Net interest income	$627,718	$637,374	$688,667
	Provision for loan losses	27,000	55,000	78,000
	Noninterest income	550,044	584,577	671,329
	Noninterest expense	832,531	1,148,519	1,369,524
	Income/(loss) before income taxes	318,231	18,432	(87,528)
	Provision/(benefit) for income taxes	84,185	(19,389)	(72,028)
	Income/(loss) from continuing operations	234,046	37,821	(15,500)
	Income/(loss) from discontinued operations, net of tax	-	548	148
	Net income/(loss)	$234,046	$38,369	$(15,352)
	Average assets	$23,994,836	$24,402,338	$25,048,287
	Depreciation and amortization	$56,896	$71,616	$117,972
	Expenditures for long-lived assets	38,880	41,463	21,862

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

(Dollars in thousands)		2014	2013	2012
Regional Banking	Net interest income	$602,126	$591,351	$605,287
	Provision/(provision credit) for loan losses	29,187	18,460	(898)
	Noninterest income	254,705	247,717	253,470
	Noninterest expense	538,988	529,396	571,204
	Income/(loss) before income taxes	288,656	291,212	288,451
	Provision/(benefit) for income taxes	102,771	104,915	104,779
	Net income/(loss)	$185,885	$186,297	$183,672
	Average assets	$13,273,565	$12,875,630	$12,657,320
	Depreciation and amortization	$38,271	$46,864	$73,720
	Expenditures for long-lived assets	30,833	34,764	17,617

Capital Markets	Net interest income	$12,688	$16,187	$20,765
	Noninterest income	202,725	268,436	334,992
	Noninterest expense	146,847	232,429	263,015
	Income/(loss) before income taxes	68,566	52,194	92,742
	Provision/(benefit) for income taxes	25,741	19,618	35,044
	Net income/(loss)	$42,825	$32,576	$57,698
	Average assets	$2,069,472	$2,255,852	$2,297,051
	Depreciation and amortization	$6,133	$8,666	$20,904
	Expenditures for long-lived assets	1,295	3,987	1,851

Corporate	Net interest income/(expense)	$(54,175)	$(46,178)	$(35,908)
	Noninterest income	26,969	26,055	27,008
	Noninterest expense	61,387	64,865	84,251
	Income/(loss) before income taxes	(88,593)	(84,988)	(93,151)
	Provision/(benefit) for income taxes	(63,526)	(51,582)	(67,256)
	Net income/(loss)	$(25,067)	$(33,406)	$(25,895)
	Average assets	$5,588,328	$5,186,034	$5,218,611
	Depreciation and amortization	$10,796	$13,754	$19,072
	Expenditures for long-lived assets	6,218	1,050	2,327

Non-Strategic	Net interest income	$67,079	$76,014	$98,523
	Provision/(provision credit) for loan losses	(2,187)	36,540	78,898
	Noninterest income	65,645	42,369	55,859
	Noninterest expense	85,309	321,829	451,054
	Income/(loss) before income taxes	49,602	(239,986)	(375,570)
	Provision/(benefit) for income taxes	19,199	(92,340)	(144,595)
	Income/(loss) from continuing operations	30,403	(147,646)	(230,975)
	Income/(loss) from discontinued operations, net of tax	-	548	148
	Net income/(loss)	$30,403	$(147,098)	$(230,827)
	Average assets	$3,063,471	$4,084,822	$4,875,305
	Depreciation and amortization	$1,696	$2,332	$4,276
	Expenditures for long-lived assets	534	1,662	67

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.